Stockholders’ Deficit (Details Narrative) - USD ($)																1 Months Ended						3 Months Ended		12 Months Ended
	Feb. 06, 2026	Aug. 29, 2025	Jun. 30, 2025	Jun. 20, 2025	Jun. 19, 2025	Jun. 18, 2025	Jun. 17, 2025	Jun. 05, 2025	Jan. 21, 2025	Sep. 24, 2024	Jul. 25, 2024	Jul. 23, 2024	Jun. 17, 2024	Nov. 07, 2023	Jun. 28, 2023	Nov. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Jan. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock to settle deferred underwriter fee payable																								$ 70,000
Dividends																								$ 0
Common stock shares																								1,866,562
Common stock shares value																								$ 111,000	$ 242,000
Outstanding principal and accrued interest balance														$ 1,600,000										1,250,000
Issuance of common stock upon conversion of PIPE Notes																								510,000
Issuance of common stock upon conversion of loan extensions with related parties																								$ 2,584,000
Stock issued during period shares restricted stock units																30,000								970,574
Stock issued during period shares acquisitions														95,745
Stock repurchased during period shares																								187,745
Stock repurchased during period value																								$ 500,000	529,000
Price per share																								$ 0.45
Proceeds from issuance of private placement																								$ 2,497,000	$ 6,270,000
Deferred underwriter fees payable								$ 2,800,000
Promissory note bears interest																									12.50%
[custom:StockholdersDeficitDescription]													An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.
Debt Related Commitment Fees and Debt Issuance Costs													$ 500,000
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share					$ 0.71
Yorkville Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Advance share price percentage													97.00%
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock																									3,598,850,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services																								30,000
Issuance of common stock to settle deferred underwriter fee payable
Issuance of common stock in connection with private placement, shares																						400,000		1,020,880
Common stock shares																			526,312					250,000	277,778
Common stock shares value
Issuance of common stock upon conversion of PIPE Notes, shares						1,453,174	1,453,174																	1,453,174
Issuance of common stock upon conversion of PIPE Notes																	$ 500,000
Issuance of common stock upon conversion of loan extensions with related parties, shares																								3,650,248
Issuance of common stock upon conversion of loan extensions with related parties
Issuance of common stock in connection with subscription agreements, shares																								3,438,538
Stock issued during period shares restricted stock units																								970,574	200,000
Stock issued during period shares acquisitions																									277,778,000
Stock repurchased during period value
Common Stock [Member] | SEPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares																								1,020,880	526,312
Common Stock [Member] | Consulting Firm [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services																								30,000
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock upon conversion of loan extensions with related parties, shares																								3,650,248
Issuance of common stock upon conversion of loan extensions with related parties																								$ 2,600,000
Common Stock [Member] | September 2024 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with private placement, shares																								1,473,696
Common Stock [Member] | Yorkville [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares																								1,621,555
Common stock shares value																								$ 1,400,000
Outstanding principal and accrued interest balance																								$ 1,100,000
Number of shares issued to settle conversion notice																								250,000
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares																								200,000
Common stock shares value																								$ 250,000
Common Stock [Member] | Shareholder Loan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																								3,166,475
Common Stock carrying amount																								$ 2,300,000
Common Stock [Member] | PIPE Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding principal and accrued interest balance																								$ 1,700,000
Issuance of common stock upon conversion of PIPE Notes, shares																								1,453,174
Issuance of common stock upon conversion of PIPE Notes																								$ 500,000
Common Stock [Member] | June 2025 Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with private placement, shares																								3,390,923
Common Stock [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with subscription agreements, shares																								2,857,142
Common Stock [Member] | Subscription Agreements [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with subscription agreements, shares																								581,395
Common Stock [Member] | Pre Funded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued partial exercise of pre-funded warrants																	1,214,032		510,670
Shares issued full exercise of pre-funded warrants																				1,323,530
Common Stock [Member] | Termination Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued partial exercise of pre-funded warrants																		50,000
Prefunded Warrants [Member] | Investor [Member] | September 2024 Financing [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable									743,314
Prefunded Warrants [Member] | Investor [Member] | September 2024 Financing [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable									1,188,209
SEPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Embedded derivative fair value of embedded derivatives net																						$ 100,000		$ 200,000
Deferred revenue recognized																						100,000	$ 0	30,000.00	$ 0
Embedded derivative fair value of embedded derivative liability																		$ 400,000				$ 100,000	$ 300,000	$ 200,000	$ 400,000
SEPA [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services																						400,000		1,020,880
Issuance of common stock to settle deferred underwriter fee payable																						$ 500,000		$ 2,500,000
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, value																						$ 25,000,000.0
[custom:CashStructuringFee]													$ 25,000
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, value													$ 25,000,000.0
Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock	595,238	581,395	1,184,512	2,857,142
Share price	$ 0.84	$ 0.86		$ 0.42
Proceeds from issuance of related party subscription agreements,	$ 500,000	$ 500,000		$ 1,200,000																				$ 1,700,000
Common stock shares																								3,438,537
ARC Forward Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services																						1,240,644		1,240,644	1,240,644
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock					3,390,923
Share price					$ 0.42
Proceeds from issuance of private placement					$ 2,500,000
Securities Purchase Agreement [Member] | July 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock											2,301,791	1,297,059
Share price											$ 0.85	$ 1.0278
Proceeds from issuance of private placement											$ 4,500,000
Offering expenses											$ 100,000
Securities Purchase Agreement [Member] | September 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not yet issued																		1,918,591							$ 1,918,591
Net proceeds																									1,700,000
Securities Purchase Agreement [Member] | Investor [Member] | September 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									1,473,696	1,918,591
Share price										$ 0.65
Securities Purchase Agreement [Member] | Investor [Member] | September 2024 Financing [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									1,918,591
Securities Purchase Agreement [Member] | Investor [Member] | September 2024 Financing [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									1,473,696
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable					2,561,457
Exercise price					$ 0.42
Price per share					$ 0.0001
Securities Purchase Agreement [Member] | Prefunded Warrants [Member] | July 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable												1,323,530
Exercise price												$ 1.0278
Price per share												$ 0.0001
Securities Purchase Agreement [Member] | Prefunded Warrants [Member] | Investor [Member] | September 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable										743,314
Exercise price									$ 444,895	$ 0.65
Price per share										$ 0.0001
Offering expenses										$ 1,700,000
Securities Purchase Agreement [Member] | Warrant [Member] | Investor [Member] | September 2024 Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable										133,095
Exercise price										$ 0.325
Deferred Underwriter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred underwriter fees payable																								$ 4,000,000.0
Cash																								500,000
Promissory note																								$ 500,000
Deferred Underwriter [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services															277,778						277,778
Issuance of common stock to settle deferred underwriter fee payable															$ 3,000,000.0						$ 200,000
Price per share															$ 10.89
Promissory note																										$ 100,000
EF Hutton [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred underwriter fees payable																									3,300,000
Cash								$ 500,000
Promissory note																		$ 400,000							400,000
Interest expense																									$ 100,000
EF Hutton [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares																					3,175,000				3,175,000
Common stock shares value																					$ 2,800,000				$ 2,800,000
Price per share																		$ 0.88							$ 0.88